ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 49.8%
	HEALTH CARE REIT - 1.6%
11,059	Welltower, Inc.	$ 724,917

	HOME CONSTRUCTION - 1.6%
3,000	DR Horton, Inc.	267,420
4,867	Lennar Corporation, Class A	440,464
		707,884
	MORTGAGE FINANCE - 6.8%
37,500	Annaly Capital Management, Inc.	790,500
83,590	Dynex Capital, Inc.	1,063,265
65,000	Starwood Property Trust, Inc.	1,191,450
		3,045,215
	MULTI ASSET CLASS REITS - 0.9%
50,617	iStar, Inc.	386,208

	REAL ESTATE SERVICES - 0.2%
3,874	Safehold, Inc.	110,874

	SPECIALTY FINANCE - 38.7%
92,746	AGNC Investment Corporation	959,921
165,154	Ellington Financial, Inc.	2,042,955
25,367	Enact Holdings, Inc.	611,852
158,230	MFA Financial, Inc.	1,558,566
53,900	MGIC Investment Corporation	700,700
56,790	Mr Cooper Group, Inc.(a)	2,278,983
491,699	New Residential Investment Corporation	4,017,182
595,731	New York Mortgage Trust, Inc.	1,525,071
35,618	Ocwen Financial Corporation(a)	1,089,198
31,123	PennyMac Financial Services, Inc.	1,763,429
131,398	Redwood Trust, Inc.	888,250
		17,436,107

	TOTAL COMMON STOCKS (Cost $26,339,477)	22,411,205

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares					Fair Value
	PREFERRED STOCKS — 14.8%
	SPECIALTY FINANCE — 14.8%
59,964	AGNC Investment Corporation – Series F(d) (h)				$ 1,156,107
10,000	Arbor Realty Trust, Inc. – Series E (h)				166,100
20,000	Arbor Realty Trust, Inc. – Series D (h)				345,200
63,126	Arbor Realty Trust, Inc. – Series F (d) (h)				1,143,212
28,308	Chimera Investment Corporation - Series B (d) (h)				560,781
7,881	Chimera Investment Corporation - Series C (d) (h)				135,159
2,252	Chimera Investment Corporation - Series D (d) (h)				42,405
36,754	Granite Point Mortgage Trust, Inc. (d) (h)				630,331
40,000	KKR Real Estate Finance Trust, Inc. - Series A (h)				660,000
11,272	MFA Financial, Inc. – Series C (d) (h)				198,387
22,500	New York Mortgage Trust, Inc. – Series F(d) (h)				375,075
37,930	Rithm Capital Corporation – Series D(d) (h)				685,016
9,000	Two Harbors Investment Corporation - Series A (d) (h)				182,610
20,472	Two Harbors Investment Corporation - Series C (d) (h)				383,031
	TOTAL PREFERRED STOCKS (Cost $8,966,722)				6,663,414

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.2%
	CDO — 0.9%
400,000	GPMT 2019-FL2 Ltd. Series 2019-FL2 D(b),(c)	US0001M + 2.950%	7.3040	02/22/36	398,981

	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
56,480	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		3.8760	03/25/37	49,563
19,478	Alternative Loan Trust 2003-J2 Series 2003-J2 B2		0.0000	10/25/33	—(i)
568,232	Alternative Loan Trust 2005-11CB Series 2005-11CB 3A2(c)	US0001M + 0.500%	4.8890	06/25/35	429,616
504,697	Alternative Loan Trust 2005-65CB Series 2005-65CB 2A1(c)	US0001M + 0.425%	4.8140	12/25/35	334,355
244,287	Alternative Loan Trust 2005-J6 Series 2005-J6 1A5(c)	US0001M + 0.500%	4.8890	07/25/35	198,781
522,972	Impac CMB Trust Series 2005-2 Series 2005-2 1M2(c)	US0001M + 0.735%	5.1240	04/25/35	472,154
236,185	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	US0001M + 0.160%	4.7090	02/25/37	194,092
					1,678,561

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.2% (Continued)
	HOME EQUITY — 0.5%
234,943	Terwin Mortgage Trust 2004-7HE(b),(c)	US0001M + 1.400%	5.7890	07/25/34	$ 203,905

	NON AGENCY CMBS — 2.3%
4,675,714	CD 2017-CD4 Mortgage Trust Series 2017-CD4 Class X-A(d),(e)		1.2300	05/10/50	185,563
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)		4.0770	03/10/46	96,135
10,000	COMM 2015-DC1 Mortgage Trust Series 2015-DC1 C(d)		4.2970	02/10/48	8,626
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	68,542
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.6450	11/15/48	30,154
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.2300	07/15/48	41,277
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.1450	10/15/48	9,066
15,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		4.7560	10/15/46	14,235
17,233	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 C(d)		4.3290	05/15/48	15,597
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 B(d)		4.1390	02/15/48	22,546
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		4.1490	05/15/48	64,342
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	88,226
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.5290	08/15/46	230,921
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.5290	08/15/46	130,613
15,000	WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24 B(d)		4.2040	11/15/47	13,653
					1,019,496
	RESIDENTIAL MORTGAGE — 1.8%
148,442	Credit-Based Asset Servicing and Securitization, Series 2003-CB2 M2(f)		6.0450	08/25/32	109,643
483,497	Ellington Loan Acquisition Trust 2007-2 Series 2007-2 M2B(b),(c)	US0001M + 1.700%	6.0890	05/25/37	332,574
375,574	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE3 Series 2005-HE3 M6(c)	US0001M + 1.110%	5.4990	07/25/35	276,236
116,567	Park Place Securities Inc Asset-Backed Series 2004-WWF1 M4(c)	US0001M + 1.650%	6.0390	12/25/34	117,197
					835,650
	TOTAL ASSET BACKED SECURITIES (Cost $4,361,599)				4,136,593

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
	CMBS — 1.5%
1,382,872	Fannie Mae-Aces Series 2014-M8 X2(d),(e)		0.2880	06/25/24	5,328

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5% (Continued)
	CMBS — 1.5% (Continued)
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)	2.7190	01/25/49	$ 152,788
321,294	Government National Mortgage Association Series 2015-108 IO(d),(e)	0.3360	10/16/56	8,679
164,808	Government National Mortgage Association Series 2017-106 IO(d),(e)	0.6910	12/16/56	5,950
922,248	Government National Mortgage Association Series 2018-17 MI(d),(e)	0.4310	11/01/57	29,564
4,813,191	Government National Mortgage Association Series 2017-171 IO(d),(e)	0.6540	09/16/59	191,221
2,097,068	Government National Mortgage Association Series 2020-155 IO(d),(e)	1.2720	09/16/60	177,648
1,751,711	Government National Mortgage Association Series 2019-81 IO(d),(e)	0.9450	02/16/61	105,700
300,155	Government National Mortgage Association Series 2019-105 IO(d),(e)	0.7000	08/16/61	18,467
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,089,393)			695,345

	CONVERTIBLE BONDS — 5.8%
	ASSET MANAGEMENT — 2.1%
1,124,000	RWT Holdings, Inc.	5.7500	10/01/25	953,995

	SPECIALTY FINANCE — 3.7%
30,000	KKR Real Estate Finance Trust, Inc.	6.1250	05/15/23	29,593
315,000	MFA Financial, Inc.	6.2500	06/15/24	285,075
614,000	PennyMac Corporation	5.5000	11/01/24	551,065
255,000	Redwood Trust, Inc.	5.6250	07/15/24	233,325
640,000	Two Harbors Investment Corporation	6.2500	01/15/26	552,437
				1,651,495
	TOTAL CONVERTIBLE BONDS (Cost $2,895,837)			2,605,490

	CORPORATE BONDS — 9.0%
	SPECIALTY FINANCE — 9.0%
250,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	204,259
1,989,000	New Residential Investment Corporation(b)	6.2500	10/15/25	1,787,872
390,000	PennyMac Financial Services, Inc.(b)	5.3750	10/15/25	352,160
1,664,000	PHH Mortgage Corporation(b)	7.8750	03/15/26	1,480,268
280,000	United Wholesale Mortgage, LLC(b)	5.5000	11/15/25	252,582
	TOTAL CORPORATE BONDS (Cost $4,437,516)			4,077,141

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 3.9%
MONEY MARKET FUND - 3.9%
1,777,141	First American Government Obligations Fund, Class U, 4.10% (Cost $1,777,141)(g)	$ 1,777,141

	TOTAL INVESTMENTS - 94.0% (Cost $49,867,685)	$ 42,366,329
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%	2,689,424
	NET ASSETS - 100.0%	$ 45,055,753

LLC	- Limited Liability Company
LTD	- Limited Company
REIT	- Real Estate Investment Trust
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is $5,177,278 or 11.5% of net assets.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable rate security; the rate shown represents the rate on December 31, 2022.
(e)	Interest only securities.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2022.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2022.
(h)	Real Estate Investment Trust.
(i)	Less than $1.